Acquisitions and Other Transactions (Respiratory Delivery Platform) (Narrative) (Details) (USD $)	12 Months Ended					0 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2013 In-process research and development	Dec. 31, 2012 In-process research and development	Dec. 23, 2011 Respiratory delivery platform	Dec. 23, 2011 Respiratory delivery platform In-process research and development
Business Acquisition [Line Items]
Acquisition purchase price						$ 348,000,000
Purchase consideration, cash paid	1,261,853,000	0	80,510,000			22,000,000
Purchase consideration, assumed liabilities						4,000,000
Purchase consideration, contingent consideration	665,000,000					322,000,000
Purchase price allocation, IPR&D						338,000,000
Purchase price allocation, fixed assets						8,000,000
Purchase price allocation, goodwill	$ 4,340,485,000	$ 3,515,655,000	$ 3,517,935,000			$ 2,000,000
Rate used to discount net cash inflows to present values				10.00%	10.00%		12.50%